S-K 1603(b) Conflicts of Interest	Sep. 30, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors owe the following fiduciary duties:

(i)	duty to act in good faith in what the director believes to be in the best interests of the Company as a whole;

(ii)	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)	directors should not improperly fetter the exercise of future discretion;

(iv)	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(v)	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other current material management relationships:

Individual(1)	Entity(2)	Entity’s Business	Affiliation
Du Jun	Sinohope Technology Holdings Limited (“Sinohope”)	Technology solution services in virtual asset ecosystem, such as asset management, trust and custodian business and cryptocurrency trading.	Executive Director and CEO
	Vernal Ltd	Investment firm focusing on artificial intelligence and blockchain	Director and CEO
	Dog Tech Ltd	Software development	Director
	Hubble Vision Ltd	Software development	Director
	Vernal Vision Pte Ltd	Software development	Director
	ABCDE Global Pte Ltd	Investment firm focusing on crypto.	Director and CEO
	CanUp Technic LIMITED	Investment Holding	Director
	SINOHOPE ECO PTE. LTD.	Subsidiary of Sinohope	Director
	Sinohope JP Limited	Subsidiary of Sinohope	Director
	Avenir Asset Investment Pte. Ltd	Subsidiary of Sinohope	Director
	Vernal Capital Ltd	Investment Holding	Director
	Trustin Ltd	Investment Holding	Director
Yi Binghan	FNGO PTE. LTD.	Information technology and computer service activities	Director
	Smart Bean Technology Pte. Ltd.	Development of software and applications (except games and cybersecurity)	Director
	Jobase Pte. Ltd.	Information technology consultancy (except cybersecurity)	Director
	L&H EDUCATIONAL CONSULTING PTE. LTD.	Educational support services (excluding online marketplaces)	Director
	Hunan Fuguitang Trading Co., Ltd.	Technical services and internet marketing	Director
Wang Pei	Baiont Quant	AI-backed high frequency trading hedge fund	Partner
Dr. George Lam	AustChina Holdings Limited	Investment holding company	Independent Director
	Mingfa Group (International) Company Limited	Investment holding company	Independent Director
	RENHENG Enterprise Holdings Limited	Investment holding company	Independent Director
	Sinohope	Technology solution services in virtual asset ecosystem, such as asset management, trust and custodian business and cryptocurrency trading.	Independent Director
	Chiu Yang Resident Association of Hong Kong Limited	Community service NGO	Director
	Hong Kong SWATOW Merchants Association	Community service NGO	Director
	Hong Kong ASEAN Economic Cooperation Foundation Limited	Community service NGO	Director
	Monte Jade Science & Technology Association of Hong Kong Limited	Community service NGO	Director
	Murray, Lam & Kan Capital Limited	A dormant company	Director
	The Hong Kong Real Property Federation	Community service NGO	Director
	The Overseas Teo Chew Entrepreneurs Association Limited	Community service NGO	Director
	The University of Hong Kong School of Professional and Continuing Education Alumni Limited	Educational foundation	Director
	Shenzhen Qianhai Kekong Gangshen Venture Capital Co. Ltd	Investment company	Director
	Smart Empire Asset Management Limited	Asset management company	Director
	Smart Empire Investments Limited	Investment holding company	Director
	Gang Shen Lian	Investment holding company	Director
	BlueOnion Group Holdings Limited	Tech entrepreneurship	Director
	Pathfinders Limited	A charitable organization	Director
	OneDegree Hong Kong Limited	A virtual insurance start-up	Director
	MarcoPolo700 Foundation Limited	A charitable organization dedicated to fostering growth through cultural exchange, art and education	Director
(1)	Each person has a fiduciary duty with respect to the listed entities next to their respective names.
(2)	Each of the entities listed in this table has priority and preference relative to our company with respect to the performance by each individual listed in this table of his or her obligations and the presentation by each such individual of business opportunities. If any of the above executive officers and directors becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsors, officers or directors. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent directors, would obtain an opinion from an independent investment banking firm or another independent entity that ordinarily renders valuation opinions, that such an initial business combination is fair to our company from a financial point of view.

In the event that we submit our initial business combination to our public shareholders for a vote, pursuant to the letter agreement, our sponsors, officers and directors have agreed to vote any founder shares or placement shares held by them and any public shares purchased during or after the offering (including in open market and privately negotiated transactions) in favor of our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

●	Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers and directors is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and our executive officers and directors are not obligated to contribute any specific number of hours per week to our affairs.

●	Our sponsors purchased founder shares prior to the date of this prospectus and will purchase placement units in a transaction that will close simultaneously with the closing of this offering.

●	Our sponsors, directors and each member of our management team have entered into agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, placement shares, and any public shares held by them in connection with (i) the completion of our initial business combination and (ii) a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association that would affect the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not completed an initial business combination within the period to consummate the initial business combination. Additionally, our sponsors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we do not complete our initial business combination within the prescribed time frame. Except as described herein, our sponsors and our executive officers have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of (a) 180 days after the completion of our initial business combination and (b) upon completion of our initial business combination, (x) if the last reported sale price of our ordinary shares equals or exceeds $12.00 per unit (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

●	Members of our management team and our directors will directly or indirectly own founder shares and/or private placement securities following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The nominal price of $0.014 per share ($25,000 in aggregate) that our sponsors, executive officers, and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers, and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within the period to consummate the initial business combination, the founder shares and private placement units will expire worthless, which could create an incentive for our sponsors, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.
●	Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors is included by a target business as a condition to any agreement with respect to our initial business combination.
●	If we agree to pay our sponsors or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our intended initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our intended initial business combination as any such fee may not be paid unless we consummate such business combination.

●	In the event our sponsors or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an intended initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our intended initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

●	Upon closing of this offering or thereafter, we will repay up to $300,000 in loans made to us by Vernal One to cover offering-related and organizational expenses, and we will begin paying Vernal One $10,000 per month for office space and administrative and personnel services. In the event that following this offering we obtain working capital loans from our sponsors to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into units of the post-business combination entity at a price of $10.00 per units at the option of our sponsors. Additionally, following consummation of a business combination, members of our management team will be entitled to reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As a result, there may be actual or potential material conflicts of interest between members of our management team, our sponsors and their affiliates on one hand, and purchasers in this offering on the other.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor. In the event that we submit our initial business combination to our public shareholders for a vote, our sponsors, officers and directors have agreed to vote their founder shares, and our sponsors and the members of our management team have agreed to vote any shares purchased during or after the offering, in favor of our initial business combination.